TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Trade payables	$ 118,378	$ 132,266
Other payables and accrued expenses	164,850	94,906
Royalties	89,965	20,536
Total trade and other payables	373,193	$ 247,708
Performance share units ("PSU")
Disclosure of contingent liabilities [line items]
Other payables and accrued expenses	24,900
Deferred share units ("DSU")
Disclosure of contingent liabilities [line items]
Other payables and accrued expenses	$ 4,100